Operations (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Positive negative in stockholders equity	R$ 4,278	R$ 3,279
Working capital	8,765	12,947
Cash flow from operating activities	R$ 2,435	R$ 2,272
Sale of cetrel description	The transaction comprised (i) sale, of 498,436 common shares issued by Cetrel held by Braskem to GRI for R$ 293; (ii) subscription by Braskem of 237,150,906 new common shares of GRI, through capital increase, which was fully paid by Braskem through the equity contribution of 771,592 common shares issued by Cetrel held by Braskem in the amount of R$ 425.
Solvi and Braskem transaction details	Solví and Braskem sold 100% of their shares in GRI to Cetrel. The Company's ownership interest in GRI was sold for R$ 80, from which R$ 5 was received in cash while R$ 75 will be received within one year.
Novonor SA [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights	50.11%
Ownership interest	38.32%
Solvi [Member]
IfrsStatementLineItems [Line Items]
Ownership interest	50.10%
Braskem [Member]
IfrsStatementLineItems [Line Items]
Ownership interest	49.90%
GRI [Member]
IfrsStatementLineItems [Line Items]
Ownership interest	49.90%
Plaind [Member]
IfrsStatementLineItems [Line Items]
Ownership interest	49.90%